Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments, Other Receivables and Other Assets [Abstract]
Prepayments for clinical trial expenses	¥ 71,050	$ 9,734	¥ 52,514
Prepaid listing expense	22,465	3,078
Value added tax recoverable	9,794	1,342	11,010
Other receivables	6,137	841	6,637
Deposits	5,367	735	6,557
Prepayment for treasury share purchase fees	4,754	651	6,562
Other prepayments	3,644	499	5,005
Total	¥ 123,211	$ 16,880	¥ 88,285